NET PROFIT (LOSS) PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Net Profit (Loss) Per Share (Tables) [Line Items]
Schedule of Basic and Diluted Net Profit (Loss) Per Share

The following table sets forth the computation of basic and diluted net loss per share attributable to ordinary shareholders for the periods presented (USD in thousands, except per share data):

	Six months ended June 30		Three months ended June 30
	2024	2023	2024	2023
Numerator:
Net loss	$2,912	$2,619	$1,489	$1,876
Net loss attributable to ordinary shareholders, basic and diluted:	$2,845	$2,427	$1,472	$1,653
Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted	251,655	252,462	250,847	252,462
Net loss per share attributable to ordinary shareholders, basic and diluted	$11.31	$9.61	$5.87	$6.54

The following table sets forth the computation of basic and diluted net loss per share attributable to ordinary shareholders for the periods presented (USD in thousands, except per share data):

	Year ended December 31
	2023	2022
Numerator:
Net loss for the year	$5,108	$3,488
Net loss attributable to ordinary shareholders, basic and diluted:	$4,942	$3,215
Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted	252,462	252,371
Net loss per share attributable to ordinary shareholders, basic and diluted	$19.57	$12.74

MORINGA ACQUISITION CORP [Member]
Net Profit (Loss) Per Share (Tables) [Line Items]
Schedule of Basic and Diluted Net Profit (Loss) Per Share

The following table reflects the calculation of basic and diluted net profit (loss) per share (in dollars, except share amounts):

	Six months ended June 30,		Three months ended June 30,
	2024	2023	2024	2023
Net profit (loss) for the period	$(310,793)	$476,143	$(110,575)	$162,948
Less – interest earned on Investment held in Trust Account	(149,236)	(1,063,043)	(75,305)	(318,002)
Net loss excluding interest	$(460,029)	$(586,900)	$(185,880)	$(155,054)

Class A ordinary shares subject to possible redemption:
Numerator:
Net loss excluding interest	$(61,220)	$(351,654)	$(24,737)	$(67,544)
Accretion to Class A ordinary shares subject to possible redemption to redemption amount (“Accretion”)	226,486	1,463,043	113,930	558,002
	$165,266	$1,111,389	$89,193	$490,458

Denominator:
weighted average number of shares	515,019	5,015,185	515,019	2,589,567

Net profit per Class A ordinary share subject to possible redemption – basic and diluted	$0.32	$0.22	$0.17	$0.19

Non-redeemable Class A and B ordinary shares:
Numerator:
Net loss excluding interest	$(398,809)	$(235,246)	$(161,143)	$(87,510)
Accretion	(77,250)	(400,000)	(38,625)	(240,000)
	(476,059)	(635,246)	(199,768)	(327,510)

Denominator:
weighted average number of shares	3,355,000	3,355,000	3,355,000	3,355,000

Net loss per non-redeemable Class A and B ordinary share – basic and diluted	$(0.14)	$(0.19)	$(0.06)	$(0.10)

The following table reflects the calculation of basic and diluted net profit (loss) per share (in dollars, except share amounts):

	Year ended December 31,
	2023	2022
Net profit for the year	$263,073	$584,025
Less – interest earned on Investment held in Trust Account	(1,364,444)	(1,685,666)
Net loss excluding interest	$(1,101,371)	$(1,101,641)

Class A ordinary shares subject to possible redemption:
Numerator:
Net loss excluding interest	$(498,567)	$(852,835)
Accretion to Class A ordinary shares subject to possible redemption to redemption amount (“Accretion”)	1,908,820	1,685,666
	$1,410,253	$832,831

Denominator:
Weighted average number of shares	2,774,850	11,500,000

Basic and diluted net profit per Class A ordinary share subject to possible redemption	$0.51	$0.07

Non-redeemable Class A and B ordinary shares:
Numerator:
Net loss excluding interest	$(602,804)	$(248,806)
Accretion	(544,376)	—
	(1,147,180)	(248,806)
Denominator:
Weighted average number of shares	3,355,000	3,355,000

Basic and diluted net loss per non-redeemable Class A and B ordinary share	$(0.34)	$(0.07)